Stockholders' Equity - Additional Information (Detail) - USD ($)				12 Months Ended
	Jan. 01, 2023	Sep. 27, 2022	Sep. 14, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 01, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized			950,000,000	950,000,000	950,000,000
Common stock, par or stated value per share			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights				one vote
Share based compensation arrangement by share based payment award, options, vested in period, fair value				$ 2,200,000	$ 900,000
Share based compensation arrangement share options granted fair value per share				$ 1.68	$ 1.14
Preferred Stock, Shares Authorized			50,000,000	50,000,000	50,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001
Share-Based compensation arrangement by share-Based payment award, purchase Price of common stock, percent				100.00%
Stock Issued During Period, Shares, New Issues			2,052,500
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount				$ 8,600,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term				5 years
Shares Authorized			1,000,000,000	1,000,000,000
BRPC II [Member] | Common Stock Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues		84,793
Issuance Costs		$ 600,000
Stock issued during period, shares, other				0
Maximum shares available for sale as a percentage of aggregate shares issued and outstanding		19.99%
Discount on sale of stock		3.00%
Common stock, purchase agreement, potential maximum consideration		$ 200,000
Public Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price of warrant				$ 11.5
Public Warrants [Member] | Share Price Equal or Exceeds Eighteen Rupees Per Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price				$ 18
Number Of Trading Days For Determining The Share Price				20 days
Number Of Consecutive Trading Days For Determining The Share Price				30 days
PIPE Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price of warrant			$ 12.5	$ 12.5
Number of securities into which each warrant or right may be converted						1
Public And Private Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price of warrant						$ 11.5
PIPE Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price of warrant				12.5
PIPE Warrants [Member] | Share Price Equal Or Exceeds Twenty Rupees Per Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price				$ 20
Number Of Trading Days For Determining The Share Price				20 days
Number Of Consecutive Trading Days For Determining The Share Price				30 days
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period				2 years
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period				4 years
Share based payment arrangement, nonvested award, cost not yet recognized, period for recognition				3 years 1 month 6 days
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period				4 years
Share based payment arrangement, nonvested award, cost not yet recognized, period for recognition				4 years
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount				$ 1,900,000
2008 Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement share options granted fair value per share				$ 1,200,000	$ 54,000
2008 Stock Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period				4 years
2022 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share-based payment award, terms of award				10
Share based compensation arrangement by share-based payment award, award requisite service period				90 days
Common stock, capital shares reserved for future issuance			9,900,000
Threshold Limit Of Shares Required For Increase In Stock Reserved For Future Issuance	30,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized				15,000,000
2022 ESPP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share-based payment award, terms of award			27
Common stock, capital shares reserved for future issuance			990,000
Share-Based compensation arrangement by share-Based payment award, purchase Price of common stock, percent			85.00%
Executive Incentive Compensation Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sharebased compensation arrangement share options granted during period				0
Amprius Holdings Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share-based payment award, terms of award				10
Share based compensation arrangement by share-based payment award, award requisite service period				90 days
Amprius Holdings Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total intrinsic value of stock options exercised					$ 28,000
Share based compensation arrangement by share based payment award, options, vested in period, fair value				$ 424,000	$ 273,000
Share based payment arrangement, nonvested award, cost not yet recognized, period for recognition				1 year 3 months 18 days
Share based compensation arrangement share options granted fair value per share					$ 2.5
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount				$ 16,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate					0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate					52.20%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					1.20%
Share-Based Payment Arrangement, Nonemployee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based compensation arrangement by share-Based payment award, purchase Price of common stock, percent				110.00%
Percentage of Shareholding				10.00%
Dividend Declared [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividends payable				$ 0
Subsequent Event [Member] | Twenty Twenty Two Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance				9,722,507
Share-Based Compensation Arrangement by Share-Based Payment Award, Percentage of Outstanding Stock Maximum	5.00%